Convertible Note Payable (Details Narrative) - USD ($)		3 Months Ended			12 Months Ended
	Dec. 22, 2016	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2019	Dec. 31, 2017	Jun. 28, 2019	Jun. 05, 2019	Mar. 29, 2019
Debt instrument, principal balance					$ 300,000
Amortization of debt						$ 356,250
Debt instrument description					The note bears interest per annum at approximately 4.6% payable in arrears monthly until October 1, 2019 when the interest rate increases to 9% per annum payable monthly until principal and accrued interest are paid in full.
Debt instrument conversion price								$ 2.50
Warrant exercise price							$ 2.40
Interest expense		$ 18,226			$ 151,856	74,896
Note payable						$ 1,575,000		$ 300,000	$ 1,410,000
Short-term Convertible Note Payable [Member] | Unrelated Party [Member]
Debt instrument maturity term	60 months
Debt instrument, principal balance	$ 1,875,000
Amortization of debt	$ 375,000
Debt instrument description	The note is convertible into shares of our common stock and one stock purchase warrant at a conversion price of $1.25 per unit and an exercise price of $2.50.
Debt instrument conversion price	$ 1.25
Warrant exercise price	$ 2.50